UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2017 (Unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 72.8%(1)
Canadian Crude Oil Pipelines - 16.5%(1)
Enbridge Inc.	7,222,444	$302,259,268
Inter Pipeline Ltd.	4,777,764	100,181,243
Pembina Pipeline Corporation	2,468,175	79,757,620
		482,198,131
Canadian Natural Gas/Natural Gas Liquids Pipelines - 9.9%(1)
Keyera Corp.	2,159,577	63,590,616
TransCanada Corporation	4,879,007	224,385,532
		287,976,148
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.4%(1)
Infraestructura Energetica Nova, S.A.B de C.V.	3,064,026	13,124,460
United States Crude Oil Pipelines - 6.8%(1)
Plains GP Holdings, L.P.	4,334,161	142,463,872
SemGroup Corp.	1,616,340	56,814,351
		199,278,223
United States Local Distribution Company - 1.1%(1)
NiSource Inc.	1,290,166	30,847,869
United States Natural Gas Gathering/Processing - 13.8%(1)
EnLink Midstream, LLC	2,679,062	51,437,990
Targa Resources Corp.	2,055,093	116,112,755
The Williams Companies, Inc.	8,231,669	233,285,499
		400,836,244
United States Natural Gas/Natural Gas Liquids Pipelines - 23.6%(1)
Cheniere Energy, Inc.(2)	4,279,192	205,615,175
Kinder Morgan, Inc.	11,540,712	245,932,573
National Fuel Gas Company	730,982	44,078,215
ONEOK, Inc.	2,982,228	161,189,423
Tallgrass Energy GP, LP	1,069,444	30,382,904
		687,198,290
United States Refined Product Pipelines - 0.7%(1)
VTTI Energy Partners LP	1,151,572	21,073,768
Total Common Stock
(Cost $2,054,246,070)		2,122,533,133

Master Limited Partnerships - 24.7%(1)
United States Crude Oil Pipelines - 6.1%(1)
Genesis Energy, L.P.	411,110	13,911,963
Plains All American Pipeline, L.P.	1,369,964	43,948,445
Shell Midstream Partners, L.P.	1,199,882	39,308,134
Sunoco Logistics Partners L.P.	1,703,585	43,151,808
Tesoro Logistics LP	640,947	36,091,726
		176,412,076
United States Natural Gas Gathering/Processing - 5.5%(1)
Antero Midstream Partners LP	423,465	14,524,849
MPLX LP	1,554,712	57,850,833
Noble Midstream Partners LP	192,350	9,348,210
Rice Midstream Partners LP	1,391,152	34,236,251
Western Gas Equity Partners, LP	158,775	7,279,834
Western Gas Partners, LP	592,321	36,824,597
		160,064,574
United States Natural Gas/Natural Gas Liquids Pipelines - 7.2%(1)
Energy Transfer Equity, L.P.	2,279,636	42,948,342
Energy Transfer Equity, L.P.(3)	383,701	6,726,279
Energy Transfer Partners, L.P.	382,366	14,457,258
Enterprise Products Partners L.P.	3,042,151	85,271,493
EQT GP Holdings LP	259,508	7,094,949
EQT Midstream Partners LP	365,584	28,815,331
ONEOK Partners, L.P.	126,609	6,631,779
Spectra Energy Partners, LP	143,393	6,413,969
Tallgrass Energy Partners, LP	219,183	11,717,523
		210,076,923

United States Refined Product Pipelines - 5.9%(1)
Buckeye Partners, L.P.	600,385	41,378,534
Holly Energy Partners L.P.	764,075	27,445,574
Magellan Midstream Partners, L.P.	761,515	59,025,028
Phillips 66 Partners LP	410,174	22,817,980
Valero Energy Partners LP	465,587	22,795,139
		173,462,255
Total Master Limited Partnerships
(Cost $644,205,868)		720,015,828

Short-Term Investment - 2.2%(1)
United States Investment Company - 2.2%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.47%(4)
(Cost $64,222,271)	64,222,271	64,222,271

Total Investments - 99.7%(1)
(Cost $2,762,674,209)		2,906,771,232
Other Assets in Excess of Liabilities, Net - 0.3%(1)		7,967,693
Total Net Assets - 100.0%(1)		$2,914,738,925

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $6,726,279, which represents 0.2% of net assets.

(4)	Rate indicated is the current yield as of February 28, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,122,533,133	$-	$-	$2,122,533,133
Master Limited Partnerships	713,289,549	6,726,279	-	720,015,828
Short-Term Investment	64,222,271	-	-	64,222,271
Total Investments	$2,900,044,953	$6,726,279	$-	$2,906,771,232

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2017, Rice Midstream Partners LP common units held by the Fund in the amount of $22,721,961 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Rice Midstream Partners LP.  The Fund did not invest in any Level 3 investments.

Schedule of Investments February 28, 2017 (unaudited)

Tortoise North American Energy Independence Fund

	Shares	Fair Value
Common Stock - 98.7%(1)
United States Oil & Gas Production - 98.7%(1)
Anadarko Petroleum Corporation	6,318	$408,459
Antero Resources Corporation(2)	7,229	173,351
Cabot Oil & Gas Corporation	9,549	209,123
Carrizo Oil & Gas, Inc.(2)	5,980	194,649
Cimarex Energy Co.	1,727	217,119
Concho Resources Inc.(2)	2,791	369,668
Continental Resources, Inc.(2)	4,955	223,966
Centennial Resources Development, Inc.(2)(3)	2,610	47,476
Devon Energy Corporation	6,587	285,612
Diamondback Energy, Inc.(2)	2,598	262,034
EOG Resources, Inc.	4,587	444,893
EQT Corporation	5,893	352,932
Extraction Oil & Gas, Inc.(2)	4,696	83,120
Gulfport Energy Corporation(2)	4,435	76,903
Laredo Petroleum, Inc.(2)	8,022	110,944
Marathon Oil Corporation	10,659	170,544
Newfield Exploration Company(2)	5,521	201,296
Noble Energy, Inc.	6,192	225,451
Parsley Energy, Inc.(2)	7,630	231,876
PDC Energy, Inc.(2)	2,099	141,871
Pioneer Natural Resources Company	2,720	505,838
Range Resources Corporation	5,260	145,281
Rice Energy Inc.(2)	11,393	212,480
RSP Permian, Inc.(2)	5,260	207,717
SM Energy Company	3,954	97,466
WPX Energy Inc.(2)	8,842	114,062
Total Common Stock
(Cost $5,607,181)		5,714,131

Short-Term Investment - 1.1%(1)
United States Investment Company - 1.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.47%(4)
(Cost $65,115)	65,115	65,115

Total Investments - 99.8%(1)
(Cost $5,672,296)		5,779,246
Other Assets in Excess of Liabilities, Net - 0.2%(1)		8,817
Total Net Assets - 100.0%(1)		$5,788,063

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $47,476, which represents 0.8% of net assets.

(4)	Rate indicated is the current yield as of February 28, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock	$5,666,655	$47,476	$-	$5,714,131
Short-Term Investment	65,115	-	-	65,115
Total Investments	$5,731,770	$47,476	$-	$5,779,246

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

Schedule of Investments February 28, 2017 (Unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 97.4%(1)
United States Crude Oil Pipelines - 2.6%(1)
Plains GP Holdings, L.P.	46,403	$1,525,267
United States Natural Gas Gathering/Processing - 6.9%(1)
Targa Resources Corp.	30,819	1,741,274
The Williams Companies, Inc.	80,627	2,284,969
		4,026,243
United States Natural Gas/Natural Gas Liquids Pipelines - 8.4%(1)
Cheniere Energy, Inc.(2)	51,681	2,483,272
ONEOK, Inc.	20,796	1,124,024
Tallgrass Energy GP, LP	45,043	1,279,671
		4,886,967
United States Oil & Gas Production - 46.2%(1)
Anadarko Petroleum Corporation	25,878	1,673,013
Cabot Oil & Gas Corporation	50,477	1,105,446
Carrizo Oil & Gas, Inc.(2)	26,333	857,139
Centennial Resource Development, Inc. (2)	7,950	149,539
Centennial Resource Development, Inc. (2)(3)	24,348	442,890
Concho Resources Inc.(2)	15,163	2,008,339
Continental Resources, Inc.(2)	24,750	1,118,700
Devon Energy Corporation	32,577	1,412,539
Diamondback Energy, Inc.(2)	16,954	1,709,980
EOG Resources, Inc.	29,119	2,824,252
EQT Corporation	19,098	1,143,779
Extraction Oil & Gas, Inc.(2)	33,089	585,675
Newfield Exploration Company(2)	22,362	815,318
Noble Energy, Inc.	31,560	1,149,100
Parsley Energy, Inc.(2)	38,604	1,173,176
PDC Energy, Inc.(2)	15,688	1,060,352
Pioneer Natural Resources Company	17,660	3,284,230
Rice Energy Inc.(2)	57,944	1,080,656
RSP Permian, Inc.(2)	28,317	1,118,238
SM Energy Company	45,383	1,118,691
WPX Energy Inc.(2)	83,902	1,082,336
		26,913,388
United States Oilfield Services - 17.3%(1)
Fairmount Santrol Holdings Inc.(2)	111,239	1,054,546
Halliburton Company	69,982	3,741,238
Helmerich & Payne, Inc.	12,355	844,711
Keane Group, Inc.	62,126	1,088,448
Nabors Industries Ltd.	57,298	838,843
Patterson-UTI Energy, Inc.	31,462	868,981
U.S. Silica Holdings, Inc.	32,890	1,663,247
		10,100,014
United States Power/Utility - 3.4%(1)
NextEra Energy Partners, LP	44,867	1,381,006
NRG Yield, Inc.	33,578	584,257
		1,965,263
United States Refining - 12.6%(1)
Marathon Petroleum Corporation	50,970	2,528,112
Phillips 66	20,714	1,619,628
Tesoro Corporation	18,872	1,607,706
Valero Energy Corporation	22,996	1,562,578
7,318,024

Total Common Stock
(Cost $54,817,334)		56,735,166

Short-Term Investment - 1.8%(1)
United States Investment Company - 1.8%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.47%(4)
(Cost $1,085,739)	1,085,739	1,085,739

Total Investments - 99.2%(1)
(Cost $55,903,073)		57,820,905
Other Assets in Excess of Liabilities, Net - 0.8%(1)		440,476
Total Net Assets - 100.0%(1)		$58,261,381

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $442,890, which represents 0.8% of net assets.

(4)	Rate indicated is the current yield as of February 28, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock	$56,292,276	$442,890	$-	$56,735,166
Short-Term Investment	1,085,739	-	-	1,085,739
Total Investments	$57,378,015	$442,890	$-	$57,820,905

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

Schedule of Investments February 28, 2017 (Unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 73.8%(1)
Canadian Crude Oil Pipelines - 16.6%(1)
Enbridge Inc.	18,228	$762,860
Inter Pipeline Ltd.	12,064	252,961
Pembina Pipeline Corporation	6,294	203,387
		1,219,208
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.1%(1)
Keyera Corp.	5,499	161,923
TransCanada Corporation	12,489	574,369
		736,292
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5%(1)
Infraestructura Energetica Nova, S.A.B de C.V.	9,064	38,825
United States Crude Oil Pipelines - 6.9%(1)
Plains GP Holdings, L.P.	10,995	361,406
SemGroup Corp.	4,148	145,802
		507,208
United States Local Distribution Company - 1.1%(1)
NiSource Inc.	3,258	77,899
United States Natural Gas Gathering/Processing - 13.6%(1)
EnLink Midstream, LLC	6,595	126,624
Targa Resources Corp.	5,096	287,924
The Williams Companies, Inc.	20,638	584,881
		999,429
United States Natural Gas/Natural Gas Liquids Pipelines - 24.1%(1)
Cheniere Energy, Inc.(2)	11,044	530,664
Kinder Morgan, Inc.	29,220	622,678
National Fuel Gas Company	1,872	112,882
ONEOK, Inc.	7,666	414,347
Tallgrass Energy GP, LP	2,927	83,156
		1,763,727
United States Refined Product Pipelines - 0.9%(1)
VTTI Energy Partners LP	3,390	62,037
Total Common Stock
(Cost $5,270,494)		5,404,625

Master Limited Partnerships - 24.9%(1)
United States Crude Oil Pipelines - 6.1%(1)
Genesis Energy, L.P.	1,075	36,378
Plains All American Pipeline, L.P.	3,517	112,826
Shell Midstream Partners, L.P.	2,811	92,088
Sunoco Logistics Partners L.P.	4,290	108,666
Tesoro Logistics LP	1,668	93,925
		443,883
United States Natural Gas Gathering/Processing - 5.5%(1)
Antero Midstream Partners LP	1,093	37,490
MPLX LP	3,902	145,193
Noble Midstream Partners LP	380	18,468
Rice Midstream Partners LP	3,726	91,697
Western Gas Equity Partners, LP	423	19,395
Western Gas Partners, LP	1,459	90,706
		402,949

United States Natural Gas/Natural Gas Liquids Pipelines - 7.3%(1)
Energy Transfer Equity, L.P.	5,876	110,704
Energy Transfer Equity, L.P.(3)	972	17,039
Energy Transfer Partners, L.P.	1,086	41,062
Enterprise Products Partners L.P.	7,479	209,636
EQT GP Holdings LP	709	19,384
EQT Midstream Partners LP	947	74,643
ONEOK Partners, L.P.	217	11,366
Spectra Energy Partners, LP	398	17,803
Tallgrass Energy Partners, LP	681	36,406
		538,043
United States Refined Product Pipelines - 6.0%(1)
Buckeye Partners, L.P.	1,498	103,242
Holly Energy Partners L.P.	2,072	74,426
Magellan Midstream Partners, L.P.	1,925	149,207
Phillips 66 Partners LP	977	54,350
Valero Energy Partners LP	1,128	55,227
		436,452
Total Master Limited Partnerships
(Cost $1,619,861)		1,821,327

Short-Term Investment - 0.6%(1)
United States Investment Company - 0.6%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.47%(4)
(Cost $47,247)	47,247	47,247

Total Investments - 99.3%(1)
(Cost $6,937,602)		7,273,199
Other Assets in Excess of Liabilities, Net - 0.7%(1)		50,981
Total Net Assets - 100.0%(1)		$7,324,180

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $17,039, which represents 0.2% of net assets.

(4)	Rate indicated is the current yield as of February 28, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock	$5,404,625	$-	$-	$5,404,625
Master Limited Partnerships	1,804,288	17,039	-	1,821,327
Short-Term Investment	47,247	-	-	47,247
Total Investments	$7,256,160	$17,039	$-	$7,273,199

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2017, Rice Midstream Partners LP common units held by the Fund in the amount of $57,097 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Rice Midstream Partners LP.  The Fund did not invest in any Level 3 investments.

Schedule of Investments February 28, 2017 (Unaudited)

Tortoise Water Fund

	Shares	Fair Value
Common Stock - 100.0%(1)
Brazilian Water Utilities - 7.6%(1)
Cia de Saneamento Basico do Estado de Sao Paulo-ADR	18,204	$192,780
Canadian Water Management - 0.3%(1)
Pure Technologies Ltd.	2,500	8,206
United Kingdom Water Infrastructure - 2.6%(1)
Pentair PLC	1,129	65,550
United States Water Infrastucture - 35.8%(1)
Advanced Drainage Systems, Inc.	1,905	42,005
Aegion Corp.(2)	2,772	63,091
Artesian Resources Corporation	404	13,312
Energy Recovery Inc.(2)	1,656	13,927
Franklin Electric Co., Inc.	2,045	85,685
The Gorman-Rupp Company	931	28,982
HD Supply Holdings, Inc.(2)	1,699	73,057
IDEX Corporation	730	67,299
Middlesex Water Company	867	32,642
Mueller Water Products, Inc.	8,614	106,728
Rexnord Corporation(2)	3,426	75,954
SJW Group	839	40,717
Tetra Tech, Inc.	1,597	64,279
The York Water Company	682	24,552
Xylem, Inc.	3,662	176,215
		908,445
United States Water Utilities - 24.5%(1)
American States Water Company	1,947	87,070
American Water Works Co., Inc.	2,624	204,672
Aqua America Inc.	6,386	202,692
California Water Service Group	2,554	93,859
Connecticut Water Service, Inc.	598	34,116
		622,409
United States Water Management- 23.6%(1)
A.O. Smith Corporation	3,756	189,152
AquaVenture Holdings Limited(2)	362	5,973
Badger Meter, Inc.	1,549	56,693
Cadiz Inc.(2)	1,094	16,027
Calgon Carbon Corporation	3,728	52,565
Cantel Medical Corp.	827	67,905
Lindsay Corporation	564	45,160
Valmont Industries, Inc.	448	70,448
Watts Water Technologies, Inc.	1,483	94,838
		598,761
United States Water Treatment - 2.9%(1)
Ecolab Inc.	582	72,151
United States Energy Efficiency/Smart Grid - 2.7%(1)
Itron, Inc.(2)	1,075	69,553
Total Common Stock
(Cost $2,499,295)		2,537,855

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.47% (3)
(Cost $705)	705	705

Total Investments - 100.0%(1)
(Cost $2,500,000)		2,538,560
Other Assets in Excess of Liabilities, Net - 0.0%(1)		594
Total Net Assets - 100.0%(1)		$2,539,154

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2017.

ADR = American Depositary Receipts

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,537,855	$-	$-	$2,537,855
Short-Term Investment	705	-	-	705
Total Investments	$2,538,560	$-	$-	$2,538,560

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise North American Energy Independence Fund	Tortoise Select Opportunity Fund	Tortoise VIP MLP & Pipeline Portfolio
Cost of investments	$2,686,336,073	$5,672,296	$55,903,073	$6,989,436
Gross unrealized appreciation	294,297,968	524,072	4,267,315	375,937
Gross unrealized depreciation	(73,862,809)	(417,122)	(2,349,483)	(92,174)
Net unrealized appreciation	$220,435,159	$106,950	$1,917,832	$283,763

Tortoise Water Fund
Cost of investments	$2,500,000
Gross unrealized appreciation	62,515
Gross unrealized depreciation	(23,955)
Net unrealized appreciation	$38,560

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                                                 James R. Arnold, President

Date April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                                                 James R. Arnold, President

Date April 28, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                                                    Brian R. Weidmeyer, Treasurer

Date April 28, 2017